Note 20 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Consumable stores	$ 19,155	$ 21,516
Gold in progress and Ore stock-pile	689	243
Provision for obsolete stock	(1,510)	(947)
Inventories	$ 18,334	$ 20,812